UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                                -------------

Check here if Amendment [ ]; Amendment Number:
                                                 ------------
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Roark, Rearden & Hamot Capital Management, LLC*
               -----------------------------------------------
Address:       222 Berkeley Street, 17th Floor
               -----------------------------------------------
               Boston, MA 02116
               -----------------------------------------------

Form 13F File Number:  28-11722
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Seth W. Hamot
          -----------------
Title:    Managing Member
          -----------------
Phone:    (617) 595-4400
          -----------------

Signature, Place, and Date of Signing:

/s/ Seth W. Hamot     Boston, MA     August 14, 2012
-----------------     ----------     ---------------

* Roark, Rearden & Hamot Capital Management, LLC is the management company to Costa Brava Partnership III L.P. Seth W. Hamot is the managing member of Roark, Rearden & Hamot Capital Management, LLC.

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     17

Form 13F Information Table Value Total:     $82,632
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number     Name

     1       28-11734                Costa Brava Partnership III L.P.
    ---      --------                --------------------------------
    2        28-11736                Roark, Rearden & Hamot, LLC
   ---       --------                --------------------------------
    3        28-11733                Seth W. Hamot
   ---       --------                --------------------------------

                                                      COSTA BRAVA PARTNERSHIP III L.P.
                                                 FORM 13F INFORMATION TABLE AS OF 6/30/2012

                                                   SHARES OR     MARKET
                             TITLE OF                 PRN         VALUE     INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                CLASS      CUSIP       AMOUNT    LONG X1000   DISCRETION  MANAGERS   SOLE     SHARED     NONE
API TECHNOLOGIES INC         COM NEW   00187E203     255774       941.25       sole               255774
ARBOR RLTY TR INC            COM       038923108     687355     3,677.35       sole               687355
BIOANALYTICAL SYS INC        COM       09058M103      49750        44.78       sole                49750
DIGIRAD CORP                 COM       253827109     607160     1,341.82       sole               607160
ENERGY PARTNERS LTD          COM NEW   29270U303     375000     6,337.50       sole               375000
INCONTACT INC                COM       45336E109     118000       591.18       sole               118000
KIT DIGITAL INC              COM NEW   482470200    3250000    13,942.50       sole              3250000
LO-JACK CORP                 COM       539451104     704357     2,127.16       sole               704357
MGIC INVESTMENT CORP WIS     COM       552848103    1450000     4,176.00       sole              1450000
MMODAL INC                   COM       60689B107    2000000    25,960.00       sole              2000000
MPG OFFICE TR INC            COM       553274101     150000       301.50       sole               150000
NABI BIOPHARMACEUTICALS      COM       629519109     194500       307.31       sole               194500
NEWCASTLE INVT CORP          COM       65105M108    1750000    11,725.00       sole              1750000
PEP BOYS MANNY MOE & JACK    CALL      713278109        500         2.50       sole                  500
PEP BOYS MANNY MOE & JACK    CALL      713278109       4000        40.00       sole                 4000
SANTARUS INC                 COM       802817304    1500000    10,635.00       sole              1500000
TELENAV INC                  COM       879455103      78512       481.28       sole                78512